Cover	Jun. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2022
Entity File Number	000-53537
Entity Registrant Name	VALUE EXCHANGE INTERNATIONAL, INC.
Entity Central Index Key	0001417664
Entity Tax Identification Number	26-3767331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 602, Block B, 6 Floor
Entity Address, Address Line Two	Shatin Industrial Centre
Entity Address, Address Line Three	5-7 Yuen Shun Circuit
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	N.T.
City Area Code	852
Local Phone Number	2950 4288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable